Share-based Compensation - Assumptions (Details) - Equity award – share options - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	28.00%	180.00%	254.00%
Risk-free interest rate, maximum	146.00%	283.00%	3.18%
Expected term (in years)	10 years	10 years	10 years
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility, minimum	42.39%	47.54%	49.18%
Expected volatility, maximum	59.65%	50.01%	50.36%
Expected forfeiture rate (post-vesting)	300.00%	300.00%	300.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	$ 0.10	$ 0.10	$ 0.10
Fair value of the ordinary shares on the date of option grant (in dollars per share)	0.8415	0.6989	0.3493
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	1.74	0.50	1.00
Fair value of the ordinary shares on the date of option grant (in dollars per share)	$ 8.9816	$ 1.4751	$ 0.6989